SCHEDULE OF PATENTS AND LICENSES (Details) - Patents and Licenses [member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Patents and licenses, cost, beginning	$ 996,461	$ 837,102	$ 785,027
Additions	62,475	159,359	52,075
Disposals
Patents and licenses, cost, ending	1,058,936	996,461	837,102
Patents and licenses, accumulated amortization, beginning	467,985	398,425	332,643
Amortization	80,246	69,560	65,782
Patents and licenses, accumulated amortization, ending	548,231	467,985	398,425
Patents and licenses, carrying amounts	$ 510,705	$ 528,476	$ 438,677